Schedule of Portfolio Investments

March 31, 2020 (dollars in thousands; unaudited)

FHA Permanent Securities (2.2% of net assets)

FHA Permanent Securities (2.2% of net assets)

			Unfunded
	Interest Rate	Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value
Multifamily	3.65%	Dec-2037	—	$8,487	$8,641	$8,589
	3.75%	Aug-2048	—	3,790	3,786	3,771
	4.00%	Dec-2053	—	62,520	62,496	64,788
	4.79%	May-2053	—	5,071	5,290	5,750
	5.17%	Feb-2050	—	7,709	8,255	8,344
	5.35%	Mar-2047	—	6,969	6,978	6,997
	5.55%	Aug-2042	—	7,406	7,408	7,437
	5.60%	Jun-2038	—	2,222	2,225	2,232
	5.80%	Jan-2053	—	1,982	1,990	2,226
	5.87%	May-2044	—	1,679	1,678	1,684
	5.89%	Apr-2038	—	4,183	4,187	4,203
	6.20%	Apr-2052	—	11,199	11,196	13,034
	6.40%	Aug-2046	—	3,635	3,637	3,766
	6.60%	Jan-2050	—	3,255	3,278	3,679
	7.50%	Sep-2032	—	1,155	1,153	1,164
			—	131,262	132,198	137,664

When Issued[2]	3.72%	Feb-2062	4,470	—	—	(41)
	3.90%	Mar-2062	3,090	—	—	10
			7,560	—	—	(31)
Total FHA Permanent Securities			$7,560	$131,262	$132,198	$137,633

Schedule of Portfolio Investments

March 31, 2020 (dollars in thousands; unaudited)

FHA Construction Securities (0.3% of net assets)

	Interest Rates[3]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value
Multifamily	4.10%	2.50%	Oct-2060	$5,500	$16,500	$16,509	$17,152
Total FHA Construction Securities				$5,500	$16,500	$16,509	$17,152

Schedule of Portfolio Investments

March 31, 2020 (dollars in thousands; unaudited)

Ginnie Mae Securities (25.7% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	4.50%	Aug-2040	$1,540	$1,568	$1,721
	5.50%	Jan-2033 - Jun-2037	1,556	1,552	1,742
	7.50%	Aug-2025 - Aug-2030	333	335	373
	6.00%	Jan-2032 - Aug-2037	1,021	1,023	1,167
	6.50%	Jul-2028	46	46	52
	9.00%	Dec-2022 - Jun-2025	9	9	9
	4.00%	Feb-2040 - Jun-2040	2,419	2,443	2,643
	7.00%	Apr-2026 - Jan-2030	686	687	773
	8.50%	Jun-2022 - Aug-2027	136	137	149
	8.00%	Sep-2026 - Nov-2030	281	283	319
			8,027	8,083	8,948

Multifamily	1.73%	May-2042	1,309	1,311	1,309
	2.15%	May-2056	5,717	5,706	5,800
	2.20%	Jun-2056	6,177	6,164	6,294
	2.25%	Dec-2048	7,562	7,501	7,721
	2.30%	Mar-2056 - Oct-2056	63,923	63,543	65,342
	2.31%	Nov-2051	7,076	7,076	7,283
	2.35%	Dec-2040 - Nov-2056	14,988	15,030	15,333
	2.40%	Aug-2047	7,476	7,488	7,660
	2.43%	Nov-2038	2,017	2,025	2,016
	2.50%	Jul-2045 - Mar-2057	30,660	30,665	31,510
	2.50%	Sep-2058	37,297	36,651	38,654
	2.53%	Jul-2038 - Feb-2040	19,394	19,617	19,731
	2.56%	Jan-2053	51,015	51,398	52,771
	2.60%	Apr-2048 - Jun-2059	58,763	59,024	60,569
	2.70%	May-2048 - Jul-2058	51,238	51,553	53,027
	2.72%	Feb-2044	485	498	498
	2.79%	Apr-2049	16,209	16,366	16,904
	2.80%	Feb-2053	60,000	57,044	64,131
	2.80%	Dec-2059	25,505	25,146	26,419
	2.82%	Apr-2050	1,500	1,530	1,567
	2.87%	Dec-2043	363	364	362
	2.89%	Mar-2046	32,000	32,192	32,780
	3.00%	Feb-2041 - Mar-2051	24,114	24,199	25,238
	3.05%	May-2054	11,545	11,598	12,414
	3.10%	Jan-2044 - May-2059	63,388	64,173	65,294
	3.13%	Jan-2055	14,963	15,621	15,965
	3.14%	Feb-2050	9,984	10,564	10,720
	3.20%	Jul-2041 - Sep-2051	15,000	14,906	15,729
	3.21%	Jul-2046	7,760	7,986	8,221
	3.25%	Sep-2054	35,000	34,698	37,474
	3.25%	Jun-2059	31,225	31,855	33,782
	3.25%	Apr-2059	45,000	43,151	49,613
	3.26%	Nov-2043	20,000	20,030	21,067
	3.30%	May-2055 - Nov-2058	30,207	30,274	32,842
	3.33%	Jun-2043	11,976	12,333	12,289
	3.35%	Nov-2042 - Aug-2059	31,643	31,380	33,792
	3.37%	Dec-2046	19,200	19,432	19,716
	3.38%	Aug-2059	44,394	45,282	48,702
	3.38%	Jan-2060	60,295	60,306	65,818
	3.40%	Mar-2057	5,044	5,084	5,497
	3.47%	Apr-2051	2,003	2,068	2,038
	3.48%	Feb-2044 - May-2059	14,718	15,115	15,873
	3.49%	Sep-2041 - Aug-2058	13,422	13,819	14,443
	3.50%	Feb-2051 - Apr-2057	78,554	79,922	83,406
	3.51%	May-2042	10,000	10,143	10,714
	3.51%	Mar-2053	46,666	50,494	51,090
	3.53%	Apr-2042	17,010	17,588	18,208
	3.55%	Apr-2057	41,878	42,951	42,758
	3.59%	Sep-2052	6,500	6,732	7,095
	3.60%	Jun-2057	13,878	14,389	14,968
	3.62%	Dec-2057	29,018	29,551	31,244
	3.63%	Sep-2051	1,554	1,614	1,560
	3.64%	Nov-2044	305	313	305
	3.65%	Oct-2058	10,436	10,599	11,422
	3.67%	Nov-2035	15,028	15,553	16,083
	3.68%	Jun-2057	26,924	27,684	29,510
	3.71%	Dec-2045	8,583	8,239	9,478
	3.75%	Apr-2046	6,670	6,686	7,102
	3.81%	Jun-2045	9,435	9,545	9,662
	3.85%	Jan-2056	31,606	31,887	33,550
	3.92%	Aug-2039	43,959	46,605	46,782
	3.96%	May-2049	835	892	836
	4.10%	May-2051	3,926	4,265	4,278
	4.25%	Sep-2038	33,460	33,620	35,546
	4.29%	Jan-2060	6,909	7,058	7,752
	4.45%	Jun-2055	2,533	2,436	2,775
	4.50%	May-2038	17,767	19,084	18,786
	4.63%[4]	Sep-2037	1,500	1,466	1,504
	4.70%	Oct-2056	3,299	3,462	3,610
	4.90%[4]	Mar-2044	1,000	991	1,003
	5.25%	Apr-2037	18,060	18,054	18,797
	5.34%	Jul-2040	3,346	3,308	3,440
			1,502,194	1,516,897	1,587,472
When Issued[2]	3.03%	Jan-2056	31,527	33,734	33,607
Total Ginnie Mae Securities			$1,541,748	$1,558,714	$1,630,027

Schedule of Portfolio Investments

March 31, 2020 (dollars in thousands; unaudited)

Ginnie Mae Construction Securities (5.8% of net assets)

	Interest Rates[3]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value

Multifamily	3.34%	3.34%	Sep-2059	$1,377	$41,386	$42,242	$45,516
	3.38%	3.38%	Aug-2059	1,773	33,761	34,652	37,272
	3.39%	3.39%	Feb-2059	118	14,557	14,853	15,938
	3.41%	3.41%	Sep-2061	37,562	4,723	6,415	5,999
	3.43%	3.43%	Nov-2061	48,126	5,364	7,170	6,727
	3.57%	3.57%	Nov-2059	1,139	48,621	49,369	53,395
	3.60%	3.60%	Apr-2061	26,960	7,225	8,423	9,289
	3.74%	4.24%	Aug-2059	740	15,195	15,513	16,748
	3.75%	3.75%	Nov-2060	10,727	3,782	4,219	4,986
	3.78%	7.00%	Aug-2060	26,107	13,833	14,136	17,028
	4.15%	4.15%	Sep-2051	455	17,412	17,474	17,520
	4.15%	4.15%	Apr-2060	1,189	26,135	26,823	29,451
	4.19%	4.19%	May-2060	1,517	27,072	27,460	30,617
	4.20%	4.20%	Aug-2060	2,402	45,358	46,315	51,508
	4.21%	4.21%	May-2061	48,987	2,953	3,217	7,829
	4.35%	4.35%	Dec-2060	1,597	703	746	948
	4.40%	4.40%	Sep-2060	2,986	6,214	6,424	7,466
	4.53%	4.53%	Jan-2061	5,185	9,731	10,187	11,665
Total Ginnie Mae Construction Securities				$218,947	$324,025	$335,638	$369,902

Schedule of Portfolio Investments

March 31, 2020 (dollars in thousands; unaudited)

Fannie Mae Securities (43.5% of net assets)

	Interest Rate[5]		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	1.20%	1M LIBOR+25	Mar-2037	$212	$210	$208
	1.25%	1M LIBOR+30	Jul-2043	9,044	8,992	8,877
	1.27%	1M LIBOR+32	Jun-2037	1,147	1,147	1,132
	1.30%	1M LIBOR+35	Mar-2043 - Sep-2047	15,882	15,871	15,561
	1.33%	1M LIBOR+38	Nov-2042	4,356	4,357	4,269
	1.35%	1M LIBOR+40	Apr-2037 - Oct-2044	4,335	4,350	4,288
	1.41%	1M LIBOR+46	Oct-2042	3,923	3,939	3,874
	1.45%	1M LIBOR+50	Jun-2042	6,541	6,546	6,480
	1.50%	1M LIBOR+55	Mar-2042	6,210	6,219	6,153
	1.55%	1M LIBOR+60	Oct-2043	7,370	7,404	7,301
	3.00%		Apr-2031 - Dec-2049	68,112	69,863	71,766
	3.00%		Sep-2049	43,665	44,256	45,826
	3.48%	6M LIBOR+161	Aug-2033	137	137	142
	3.50%	12M LIBOR+156	Oct-2026 - Apr-2049	177,051	181,399	188,400
	3.57%	6M LIBOR+155	Nov-2033	1,228	1,228	1,263
	3.68%	12M LIBOR+169	Nov-2034	389	396	404
	3.73%	12M LIBOR+153	Feb-2045	4,747	4,835	4,844
	4.00%		May-2020 - Jun-2048	110,841	114,563	118,968
	4.07%	12M LIBOR+170	Oct-2042	3,468	3,539	3,538
	4.22%	12M LIBOR+153	Jul-2033	188	187	195
	4.26%	1Y UST+222	Aug-2033	471	471	494
	4.46%	12M LIBOR+156	Aug-2033 - Apr-2034	1,295	1,306	1,357
	4.50%		May-2024 - Dec-2048	77,158	79,813	83,465
	4.61%	1Y UST+222	Jul-2033	826	828	866
	4.63%	1Y UST+211	May-2033	332	332	348
	5.00%		Sep-2022 - Apr-2041	10,199	10,484	11,268
	5.50%		May-2020 - Jun-2038	4,465	4,477	5,044
	6.00%		Nov-2028 - Nov-2037	3,270	3,278	3,787
	6.50%		Sep-2028 - Jul-2036	525	536	605
	7.00%		Sep-2027 - May-2032	631	632	720
	7.50%		Jan-2027 - Sep-2031	182	183	203
	8.00%		Apr-2030 - May-2031	41	42	42
	8.50%		Dec-2021 - Apr-2031	—	—	—
				568,241	581,820	601,688

Multifamily	1.80%	1M LIBOR+28	Mar-2028	35,971	35,971	36,009
	1.81%	1M LIBOR+29	Feb-2028	30,420	30,426	30,454
	1.83%	1M LIBOR+31	Mar-2028	38,275	38,287	38,317
	1.86%	1M LIBOR+34	Jan-2028	42,425	42,433	42,448
	1.87%	1M LIBOR+35	Dec-2027	32,050	32,055	32,084
	1.92%	1M LIBOR+40	Sep-2028	26,082	26,085	26,123
	1.93%	1M LIBOR+42	Aug-2027	35,483	35,489	35,506
	1.96%	1M LIBOR+44	May-2027	16,840	16,841	16,855
	2.10%	1M LIBOR+58	May-2029	25,000	25,013	25,006
	2.10%	1M LIBOR+58	Jun-2029	41,302	41,345	41,345
	2.19%		Mar-2027	7,150	7,263	7,425
	2.26%		Nov-2022	6,036	6,040	6,197
	2.33%		Nov-2029 - Feb-2030	18,255	18,328	19,272
	2.34%		Sep-2026	28,254	28,348	29,912
	2.38%		Jul-2026	21,840	21,863	23,148
	2.43%		Nov-2031	18,655	18,666	19,439
	2.44%		Aug-2026	22,180	22,180	23,590
	2.46%		Aug-2026 - Nov-2034	35,330	35,456	37,306
	2.48%		Oct-2028	24,811	24,882	26,677
	2.49%		Dec-2026 - Nov-2031	28,052	28,144	29,829
	2.50%		Jun-2026	60,000	60,000	63,984
	2.50%		Jul-2026	37,680	37,732	39,863
	2.51%	1M LIBOR+85	Jan-2023	7,945	7,944	7,906
	2.53%		Jan-2030	20,550	20,762	21,923
	2.55%		Sep-2026	14,210	14,218	15,088
	2.55%		Mar-2030	51,656	52,098	54,866
	2.57%		Sep-2028	40,100	40,501	43,362
	2.60%		Sep-2024	13,553	13,655	13,796
	2.61%		Nov-2026	9,800	9,912	10,470
	2.67%		Aug-2029	37,700	38,182	40,671
	2.70%		Nov-2025	15,301	15,311	16,400
	2.72%		Jul-2028	36,400	36,697	39,715
	2.75%		Jul-2028	15,328	15,465	16,703
	2.76%		Oct-2031	10,189	10,386	11,022
	2.80%		Apr-2025	15,458	15,564	16,358
	2.81%		Sep-2027	12,400	12,470	13,499
	2.85%		Mar-2022 - Dec-2027	33,000	33,000	34,031
	2.85%		Aug-2031	32,350	32,464	35,207
	2.87%		Oct-2027	9,425	9,506	10,313
	2.91%		Jun-2031	25,000	25,168	27,696
	2.92%		Jun-2027	69,040	69,127	75,564
	2.92%		Apr-2028	15,950	16,029	17,533
	2.94%		Jun-2027	29,000	29,038	31,770
	2.94%		Jul-2039	8,209	8,307	8,309
	2.94%		Sep-2027	30,000	30,159	32,883
	2.96%		Sep-2034	20,000	20,934	21,803
	2.97%		May-2026 - Sep-2034	45,515	46,079	49,558
	2.99%		Jun-2025	2,673	2,677	2,883
	3.00%		May-2027 - Mar-2028	15,934	15,958	17,393
	3.02%		Jun-2027 - Nov-2029	39,948	40,102	43,534
	3.03%		Jun-2026	12,891	13,114	13,838
	3.04%		Apr-2030	25,100	25,180	27,928
	3.05%		Apr-2030	27,275	27,304	30,276
	3.10%		Sep-2029	8,515	8,551	8,877
	3.12%		Mar-2025 - Apr-2030	25,997	26,096	27,750
	3.14%		Apr-2029	7,889	7,908	8,833
	3.15%		Jan-2027	19,912	19,936	21,954
	3.17%		Jun-2029 - Sep-2029	61,557	61,909	67,255
	3.18%		May-2035	10,504	10,649	11,534
	3.20%		Oct-2027	10,223	10,271	11,353
	3.21%		May-2030	6,851	6,949	7,600
	3.24%		Aug-2027	9,280	9,387	9,756
	3.25%		Nov-2027	10,215	10,263	11,351
	3.26%		Jan-2027	7,367	7,385	8,099
	3.30%		Jul-2031	5,469	5,722	6,212
	3.31%		Oct-2027	15,731	15,859	17,476
	3.32%		Apr-2029	20,080	20,168	22,436
	3.33%		May-2026	10,942	10,984	11,947
	3.35%		Feb-2029	19,351	19,575	21,901
	3.36%		May-2029 - Oct-2029	34,450	35,761	38,680
	3.40%		Oct-2026	2,906	2,917	3,230
	3.41%		Sep-2023 - Apr-2029	31,747	32,013	35,188
	3.42%		Apr-2035	5,292	5,371	5,935
	3.46%		Dec-2023 - Apr-2031	16,182	16,278	18,323
	3.54%		Oct-2021	6,771	6,772	6,923
	3.61%		Sep-2023	6,228	6,243	6,668
	3.63%		Jul-2035	21,987	22,018	25,002
	3.65%		Apr-2031	9,700	9,815	11,265
	3.66%		Oct-2023	4,569	4,583	4,906
	3.67%		Mar-2028	14,080	14,271	14,894
	3.68%		Jul-2028	12,011	12,795	13,565
	3.69%		Jun-2030	24,863	24,863	28,672
	3.77%		Dec-2033	10,500	10,688	12,032
	3.87%		Sep-2023	2,406	2,421	2,588
	4.06%		Oct-2025	22,722	22,758	25,534
	4.15%		Jun-2021	8,674	8,674	8,835
	4.25%		May-2021	3,877	3,877	3,940
	4.27%		Jan-2034	75,058	75,344	80,215
	4.33%		Mar-2021	2,967	2,967	3,002
	4.44%		May-2020	5,427	5,427	5,432
	4.52%		May-2021	3,813	3,814	3,882
	4.69%		Jun-2035	591	606	678
	4.71%		Mar-2021	5,346	5,347	5,419
	4.73%		Feb-2021	1,410	1,410	1,425
	5.15%		Oct-2022	915	915	935
	5.29%		May-2022	4,763	4,763	5,045
	5.30%		Aug-2029	4,802	4,755	5,660
	5.60%		Jan-2024	9,034	9,034	9,282
	5.69%		Jun-2041	4,452	4,557	5,347
	5.75%		Jun-2041	2,160	2,219	2,601
	5.91%		Mar-2037	1,695	1,720	1,818
	5.96%		Jan-2029	286	286	291
	6.15%		Jan-2023	3,332	3,332	3,401
	6.38%		Jul-2021	4,645	4,645	4,873
	7.20%		Aug-2029	638	633	652
	7.75%		Dec-2024	859	859	882
	8.40%		Jul-2023	179	179	184
				1,995,211	2,006,700	2,134,625

When Issued[2]	1.94%		Apr-2035	6,400	6,532	6,237
	2.09%		May-2032	13,400	13,532	13,437
				19,800	20,064	19,674
Total Fannie Mae Securities				$2,583,252	$2,608,584	$2,755,987

Schedule of Portfolio Investments

March 31, 2020 (dollars in thousands; unaudited)

FNMA Construction Securities (0.3% of net assets)

	Interest Rates[3]
	Permanent	Construction	Maturity Date	Face Amount	Amortized Cost	Value
Multifamily	2.46%	2.46%	Jan-2038	$20,950	$20,950	$21,091
Total FHA Construction Securities				$20,950	$20,950	$21,091

Schedule of Portfolio Investments

March 31, 2020 (dollars in thousands; unaudited)

Freddie Mac Securities (10.5% of net assets)

	Interest Rate[5]		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	1.06%	1M LIBOR+35	Apr-2036 - Jan-2043	$3,955	$3,959	$3,882
	1.01%	1M LIBOR+30	Feb-2036	669	669	663
	1.04%	1M LIBOR+33	May-2037	77	77	76
	1.11%	1M LIBOR+40	Aug-2043	3,836	3,835	3,783
	1.19%	1M LIBOR+48	Oct-2040	3,069	3,067	3,029
	1.21%	1M LIBOR+50	Oct-2040 - Jun-2044	15,154	15,168	14,992
	1.26%	1M LIBOR+55	Nov-2040	3,586	3,615	3,560
	1.38%	1M LIBOR+67	Aug-2037	3,087	3,119	3,083
	2.50%		Jan-2043 - Aug-2046	14,854	15,049	15,454
	3.00%		Aug-2042 - Sep-2046	58,911	60,132	62,302
	3.50%		Jan-2026 - Oct-2046	139,728	143,088	149,105
	4.00%		Aug-2020 - Aug-2047	133,557	139,202	143,594
	4.21%	1Y UST+223	Oct-2033	320	319	336
	4.40%	12M LIBOR+178	Jul-2035	113	113	119
	4.50%		Jan-2038 - Dec-2044	28,807	30,120	31,518
	4.72%	1Y UST+223	Jun-2033	137	137	144
	5.00%		May-2022 - Mar-2041	4,269	4,274	4,686
	5.50%		Sep-2020 - Jul-2038	2,706	2,700	3,074
	6.00%		Jul-2021 - Oct-2037	3,859	3,893	4,467
	6.50%		Apr-2028 - Nov-2037	571	579	673
	7.00%		Apr-2028 - Mar-2030	29	28	32
	7.50%		Aug-2029 - Apr-2031	42	42	49
	8.00%		Dec-2029	1	1	1
	8.50%		Jul-2024 - Jan-2025	45	45	49
	9.00%		Mar-2025	26	26	28
				421,408	433,257	448,699

Multifamily	1.94%	1M LIBOR+42	May-2027	8,406	8,406	8,296
	2.17%	1M LIBOR+65	Jan-2023	2,755	2,755	2,737
	2.22%	1M LIBOR+70	Sep-2022	4,652	4,650	4,638
	2.40%		Jun-2031	7,444	7,575	8,050
	2.41%		Jun-2031	11,732	11,952	12,698
	2.42%		Jun-2031	11,768	12,000	12,748
	3.28%		Dec-2029	16,512	16,780	18,533
	3.34%		Dec-2029	9,712	9,907	10,934
	3.35%		Oct-2033	33,450	33,280	38,084
	3.38%		Apr-2030	14,315	14,642	16,200
	3.48%		Jun-2030	18,687	19,240	21,338
	3.50%		Jan-2026	18,000	18,125	19,742
	3.60%		Apr-2030	25,548	26,495	29,322
	3.68%		Oct-2025	10,000	10,168	11,172
				192,981	195,975	214,492
Total Freddie Mac Securities				$614,389	$629,232	$663,191

Schedule of Portfolio Investments

March 31, 2020 (dollars in thousands; unaudited)

State Housing Finance Agency Securities (5.0% of net assets)

		Interest Rates[3]			Unfunded
	Issuer	Permanent	Construction	Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value

Multifamily	Mass Housing[6]	—	1.50%	Dec-2022	$—	$8,750	$8,754	$8,732
	Connecticut Housing Finance Auth[6]	—	3.25%	Nov-2020	—	22,500	22,465	22,500
	Mass Housing[6]	—	3.55%	Oct-2022	13,520	50	50	139
	Mass Housing[6]	—	4.20%	Sep-2021	18,095	11,745	11,745	12,091
	NYC Housing Development Corp	2.95%	—	Nov-2045	—	5,000	5,000	5,303
	NYC Housing Development Corp	3.10%	—	Oct-2046	—	24,169	24,169	24,312
	NYC Housing Development Corp	3.25%	—	Nov-2049	—	12,000	12,000	12,244
	Connecticut Housing Finance Auth	3.25%	—	May-2050	—	12,500	12,388	12,907
	Mass Housing[6]	3.30%	—	Dec-2059	—	8,340	8,345	8,542
	NYC Housing Development Corp	3.35%	—	Nov-2054	—	20,000	20,000	20,461
	NYC Housing Development Corp	3.45%	—	May-2059	—	20,000	20,000	20,580
	NYC Housing Development Corp	3.75%	—	May-2035	—	4,405	4,405	4,571
	Mass Housing[6]	3.85%	—	Dec-2058	—	9,845	9,842	9,864
	NYC Housing Development Corp	3.95%	—	Nov-2043	—	15,000	15,000	16,011
	NYC Housing Development Corp	4.00%	—	Dec-2028 - Nov-2048	—	15,000	15,103	15,933
	MassHousing	4.04%	—	Nov-2032	—	1,305	1,305	1,331
	MassHousing	4.13%	—	Dec-2036	—	5,000	5,000	5,232
	NYC Housing Development Corp	4.13%	—	Nov-2053	—	10,000	10,000	10,671
	NYC Housing Development Corp	4.20%	—	Dec-2039	—	8,305	8,305	8,695
	NYC Housing Development Corp	4.29%	—	Nov-2037	—	1,190	1,190	1,216
	Chicago Housing Authority	4.36%	—	Jan-2038	—	25,000	25,000	28,882
	NYC Housing Development Corp	4.44%	—	Nov-2041	—	1,120	1,120	1,143
	NYC Housing Development Corp	4.49%	—	Nov-2044	—	455	455	464
	MassHousing	4.50%	—	Jun-2056	—	45,000	45,000	47,046
	NYC Housing Development Corp	4.78%	—	Aug-2026	—	12,500	12,501	12,761
	NYC Housing Development Corp	4.95%	—	Nov-2043	—	4,190	4,190	4,197
Total State Housing Finance Agency Securities					$31,615	$303,369	$303,332	$315,828

Schedule of Portfolio Investments

March 31, 2020 (dollars in thousands; unaudited)

Other Mutifamily Investments (0.4% of net assets)

	Interest Rates[3,5]				Unfunded
Issuer	Permanent	Construction		Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value
Direct Loans
Lake Street Apartments (Level 3)	—	4.25%		Jul-2039	$12,185	$1,315	$1,190	$2,320
The Block 803 Waimanu (Level 3)	—	4.50%		Sep-2021	15,667	1,471	1,300	1,355
18 Sixth Ave at Pacific Park (Level 3)	—	3.78%	1M LIBOR+220	Dec-2024	15,231	1,991	1,922	1,777
18 Sixth Ave at Pacific Park (Level 3)	—	3.78%	1M LIBOR+220	Dec-2024	74,050	8,728	8,397	7,701
					117,133	13,505	12,809	13,153
Privately Insured Construction/Permanent Mortgages[7]
IL Housing Development Authority	5.40%	—		Mar-2047	$—	$7,803	$7,805	$7,793
IL Housing Development Authority	6.20%	—		Dec-2047	—	2,978	2,988	2,975
IL Housing Development Authority	6.40%	—		Nov-2048	—	904	913	903
					—	11,685	11,706	11,671
Total Other Multifamily Investments					$117,133	$25,190	$24,515	$24,824

Schedule of Portfolio Investments

March 31, 2020 (dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities (1.8% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Nomura	2.77%	Dec-2045	$10,000	$10,142	$10,050
Nomura	3.19%	Mar-2046	20,000	20,340	20,185
JP Morgan	3.48%	Jun-2045	9,535	9,920	9,675
Citigroup	3.62%	Jul-2047	8,000	8,186	8,367
Barclays/ JP Morgan	3.81%	Jul-2047	2,250	2,302	2,375
RBS/ Wells Fargo	3.82%	Aug-2050	5,000	5,122	5,155
Deutsche Bank/UBS	3.96%	Mar-2047	5,000	5,116	5,233
Barclays/ JP Morgan	4.00%	Apr-2047	5,000	5,117	5,302
Cantor/Deutsche Bank	4.01%	Apr-2047	20,000	20,468	21,255
Barclays/ JP Morgan	4.08%	Feb-2047	6,825	7,132	7,236
Cantor/Deutsche Bank	4.24%	Feb-2047	7,000	7,161	7,417
Deutsche Bank	5.00%	Nov-2046	12,461	12,726	12,445
Total Commercial Mortgage Backed Securities			$111,071	$113,732	$114,695

Schedule of Portfolio Investments

March 31, 2020 (dollars in thousands; unaudited)

United States Treasury Securities (4.7% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

	1.50%	Feb-2030	$35,000	$36,800	$37,670
	1.63%	Aug-2029	45,000	44,740	48,767
	1.75%	Nov-2029	30,000	30,036	32,924
	1.75%	Dec-2026	20,000	19,942	21,576
	2.00%	Feb-2050	55,000	60,234	63,702
	2.25%	Aug-2049	25,000	26,190	30,326
	2.63%	Feb-2029	25,000	26,275	29,172
	2.88%	Aug-2028	10,000	9,838	11,806
	3.13%	Nov-2028	20,000	20,436	24,108
Total United States Treasury Securities			$265,000	$274,491	$$300,051

Total Fixed-Income Investments			$5,936,756	$6,017,895	$6,350,381

Schedule of Portfolio Investments

March 31, 2020 (dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (less than 0.01% of net assets)

		Amount of
	Face	Dividends
Issuer	Amount (Cost)	or Interest	Value
HIT Advisers[8] (Level 3)	$1	$—	$(66)
Total Equity Investment	$1	$—	$(66)

Schedule of Portfolio Investments

March 31, 2020 (dollars in thousands; unaudited)

Short-Term Investments (0.9% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Blackrock Federal Funds	0.36%[9]	Apr-2020	$56,292	$56,292	$56,292
Total Short-Term Investments			$56,292	$56,292	$56,292

Total Investments			$5,993,049	$6,074,188	$6,406,607

Schedule of Portfolio Investments

March 31, 2020; unaudited

Footnotes

1     The HIT may make commitments in securities or loans that fund over time on a draw basis or forward commitments that fund at a single point in time.   The unfunded amount of these commitments totaled $380.8 million at period end.  Generally, GNMA construction securities fund over a 12- to 24-month period.  Funding periods for State Housing Finance Agency construction securities and Direct Loans vary by project, but generally fund over a one- to 48-month period.  Forward commitments generally settle within 12 months of the original commitment date.

2      The HIT records when issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when issued basis are marked to market monthly and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

3      Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

4       Federally tax-exempt bonds collateralized by Ginnie Mae securities.

5       For floating and variable rate securities the rate indicated is for the period end. With respect to these securities, the schedule also includes the reference rate and spread in basis points.

6      Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by a state housing agency (a not-for-profit public agency) with the HIT. The securities are backed by mortgages and are general obligations of the state housing agency, and therefore secured by the full faith and credit of said agency. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT's Board of Trustees.

7      Loans insured by Ambac Assurance Corporation, are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

8      The HIT has a participation interest in HIT Advisers, a Delaware limited liability company. HIT Advisers is a New York based adviser currently exempt from investment adviser registration in New York. The investment in HIT Advisers is valued by the HIT's valuation committee in accordance with the fair value procedures adopted by the HIT's Board of Trustees, and approximates carrying value of HIT Advisors and its subsidiary on a consolidated basis. The participation interest is not registered under the federal securities laws.

9      Rate indicated is the annualized 1-day yield as of March 31, 2020.

Key to abbreviations

M	Month
Y	Year
LIBOR	London Interbank Offered Rate
UST	U.S. Treasury

Item 1. Schedule of Investments

(Schedule of Investments)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited

As of March 31, 2020

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information.

Participation in the HIT is limited to eligible pension plans and labor organizations, including health and welfare, general, voluntary employees’ benefit associations and other funds that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States. The HIT follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies

Investment Valuation

Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of each month. The HIT’s Board of Trustees is responsible for the valuation process and has delegated the supervision of the valuation process to a Valuation Committee. The Valuation Committee, in accordance with the policies and procedures adopted by the HIT’s Board of Trustees, is responsible for evaluating the effectiveness of the HIT’s pricing policies, determining the reliability of third-party pricing information, and reporting to the Board of Trustees on valuation matters, including fair value determinations. Following is a description of the valuation methods and inputs applied to the HIT’s major categories of assets.

Portfolio securities for which market quotations are readily available are valued by using independent pricing services. For U.S. Treasury securities, independent pricing services generally base prices on actual transactions as well as dealer supplied market information. For state housing finance agency securities, independent pricing services generally base prices using models that utilize trading spreads, new issue scales, verified bid information, and credit ratings. For commercial mortgage-backed securities, independent pricing services generally base prices on cash flow models that take into consideration benchmark yields and utilize available trade information, dealer quotes, and market color.

For U.S. agency and government-sponsored enterprise securities, including single family and multifamily mortgage-backed securities, construction mortgage securities and loans, and collateralized mortgage obligations, independent pricing services generally base prices on an active TBA (“to-be-announced”) market for mortgage pools, discounted cash flow models or option-adjusted spread models. Independent pricing services examine reference data and use observable inputs such as issue name, issue size, ratings, maturity, call type, and spread/benchmark yields, as well as dealer-supplied market information. The discounted cash flow or option-adjusted spread models utilize inputs from matrix pricing, which consider observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity, and type.

Investments in registered open-end investment management companies are valued based upon the NAV of such investments.

When the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment.

Portfolio investments for which market quotations are not readily available or deemed unreliable are valued at their fair value determined in good faith by the HIT’s Valuation Committee using consistently applied procedures adopted by the HIT’s Board of Trustees. In such circumstances, the Valuation Committee will employ a valuation method that it believes best reflects fair value for that asset, which may include the referral of the asset to an independent valuation consultant or the utilization of a discounted cash flow model based on broker and/or other market inputs. The frequency with which these fair value procedures may be used cannot be predicted. However, on March 31, 2020 the Valuation Committee fair valued less than 0.01% of the HIT’s net assets utilizing internally derived unobservable inputs.

Short-term investments acquired with a stated maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value.

The HIT holds a 100% ownership interest, either directly or indirectly in HIT Advisers LLC (HIT Advisers). HIT Advisers is valued at its fair value determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees, which approximates its carrying value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of March 31, 2020:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total
FHA Permanent Securities	$—	$137,664	$—	$137,664
FHA Construction Securities	—	17,152	—	17,152
Ginnie Mae Securities	—	1,596,420	—	1,596,420
Ginnie Mae Construction Securities	—	369,902	—	369,902
Fannie Mae Securities	—	2,736,313	—	2,736,313
Fannie Mae Construction Securities	—	21,091	—	21,091
Freddie Mac Securities	—	663,191	—	663,191
Commercial Mortgage-Backed Securities	—	114,695	—	114,695
State Housing Finance Agency Securities	—	315,828	—	315,828
Other Multifamily Investments
Direct Loans	—	—	13,153	13,153
Privately Insured Construction/Permanent Mortgages	—	11,671	—	11,671
Total Other Multifamily Investments	—	11,671	13,153	24,824
United States Treasury Securities	—	300,051	—	300,051
Equity Investments	—	—	(66)	(66)
Short-Term Investments	56,292	—	—	56,292
Other Financial Instruments*	—	53,250	—	53,250
Total Investment	$56,292	$6,337,228	$13,087	$6,406,607

*If held in the portfolio at report date, other financial instruments include forward commitments, TBA and when-issued securities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended March 31, 2020.

Investments in Securities ($ in thousands)
	Other Multifamily Investments	Equity Investments	Total
Beginning balance,12/31/2019	$5,753	$(134)	$5,619
Cost of Purchases	8,218	—	8,218
Total Unrealized Gain(Loss)(a)	(818)	68	(750)
Ending balance, 3/31/2020	$13,153	$(66)	$13,087

(a)Net change in unrealized gain (loss) attributable to Level 3 securities held at March 31, 2020 totaled $750,000.

Level 3 securities primarily consisted of Direct Loans which were valued by an independent pricing service at March 31, 2020, utilizing a discounted cash flow model. Weighted average lives for the loans ranged from 1.42 to 19.32. Unobservable inputs include spreads to relevant U.S. Treasuries ranging from 198 to 477 basis points. A change in unobservable inputs may impact the value of the loans.

Federal Income Taxes

At March 31, 2020, investments for federal income tax purposes approximated book cost at amortized cost of $6,074,188,000.  Net unrealized gains aggregated $332,419,000 at period-end, of which $338,160,000 related to appreciated investments and $5,741,000 related to depreciated investments.

Note 2. Transactions with Related Entities

HIT Advisers

HIT Advisers, a Delaware limited liability company, was formed by the HIT to operate as an investment adviser and be registered, as appropriate under applicable federal or state law.  HIT Advisers is owned by HIT directly (99.9%), and indirectly through HIT Advisers Managing Member (0.1%) which is also a wholly owned subsidiary of the HIT.  This ownership structure is intended to insulate the HIT from any potential liabilities associated with the conduct of HIT Advisers business. The HIT receives no services from HIT Advisers and carries it as a portfolio investment that meets the definition of a controlled affiliate.

In accordance with a contract, in addition to its membership interest, the HIT provides HIT Advisers advances to assist with its operations and cash flow management as needed. Advances are expected to be repaid as cash becomes available. However, as with many start-up operations, there is no certainty that HIT Advisers will generate sufficient revenue to cover its operations and liabilities. Also in accordance with the contract, the HIT provides the time of certain personnel and allocates operational expenses to HIT Advisers on a cost-reimbursement basis. As of March 31, 2020, HIT Advisers had no assets under management.

A rollforward of advances to HIT Advisers by the HIT is included in the table below:

Advances to HIT Advisers by HIT	$ in Thousands
Beginning Balance, 12/31/2019	$879
Advances in 2020	4
Repayment by HIT Advisers in 2020	—
Ending Balance, 3/31/2020	$883

Building America

Building America, a wholly owned subsidiary of HIT Advisers, is a Community Development Entity, certified by the Community Development Financial Institutions Fund (CFDI Fund) of the U.S. Department of Treasury.

In accordance with a contract, the HIT provides the time of certain personnel to Building America and allocates operational expenses on a cost-reimbursement basis. Also, in accordance with the contract, the HIT provides Building America advances to assist with its operations and cash flow management as needed. Advances are repaid as cash becomes available.

A rollforward of advances to Building America by the HIT is included in the table below:

Advances to BACDE by HIT	$ in Thousands
Beginning Balance, 12/31/2019	$76
Advances in 2020	402
Repayment by BACDE in 2020	—
Ending Balance, 3/31/2020	$478

Summarized financial information on a consolidated basis for HIT Advisers and Building America is included in the table below:

$ in Thousands
As of March 31, 2020
Assets	$1,469
Liabilities	1,535
Equity	$(66)

For the three months ended March 31, 2020
Income	$480
Expenses	(343)
Tax Expense	—
Net Income (Loss)	$137